Schedule of Contractholder Funds Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Insurance [Line Items]
Balance, beginning of year	$ 4,344,897	$ 4,688,791
Deposits	115,708	121,999
Interest credited	144,284	154,657
Benefits	(149,800)	(155,403)
Surrenders and partial withdrawals	(409,575)	(381,834)
Contract charges	(67,695)	(65,034)
Net transfers from (to) separate accounts	38	(55)
Other adjustments	(19,417)	(18,224)
Balance, end of year	$ 3,958,440	$ 4,344,897